UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                         811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-846-7526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

SEMI ANNUAL REPORT

June 30, 2021

Ticker Symbol

TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC

TIMOTHY PLAN US LARGE/MID CAP CORE ETF	TPLC

TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD

TIMOTHY PLAN INTERNATIONAL ETF	TPIF

Listed and traded on: The New York Stock Exchange

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Schedule of Portfolio Investments

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)

Communication Services (2.5%):
Cogent Communications Holdings, Inc.	1,882	144,707
EW Scripps Co. (The), Class A	4,044	82,457
Gray Television, Inc.	5,968	139,651
IDT Corp., Class B(a)	2,427	89,702
Loral Space & Communications, Inc.	1,728	67,133
MSG Networks, Inc.(a)	5,241	76,414
QuinStreet, Inc.(a)	5,629	104,587
Sciplay Corp., Class A(a)	4,606	78,072
Shenandoah Telecommunication Co.	2,735	132,675
Techtarget, Inc.(a)	1,108	85,859
Telephone & Data Systems, Inc.	4,923	111,555
TrueCar, Inc.(a)	12,970	73,280
US Cellular Corp.(a)	3,384	122,873

		1,308,965

Consumer Discretionary (11.2%):
1-800-Flowers.com, Inc., Class A(a)	2,889	92,072
Adtalem Global Education, Inc.(a)	2,976	106,065
American Public Education, Inc.(a)	2,826	80,089
America’s Car-Mart, Inc.(a)	784	111,108
Beazer Homes USA, Inc.(a)	3,803	73,360
Big Lots, Inc.	1,148	75,779
Boot Barn Holdings, Inc.(a)	1,136	95,481
Camping World Holdings, Inc., Class A	1,592	65,256
Carriage Services, Inc.	3,457	127,805
Cavco Industries, Inc.(a)	489	108,651
Century Communities, Inc.	1,265	84,173
Citi Trends, Inc.(a)	990	86,130
Clarus Corp.	7,411	190,463
Container Store Group, Inc. (The)(a)	3,156	41,154
Duluth Holdings, Inc., Class B(a)	5,005	103,353

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (11.2%): (continued)
El Pollo Loco Holdings, Inc.(a)	5,554	101,583
Ethan Allen Interiors, Inc.	3,840	105,984
Franchise Group, Inc.	2,747	96,887
Gentherm, Inc.(a)	1,597	113,467
G-III Apparel Group Ltd.(a)	2,092	68,743
Green Brick Partners, Inc.(a)	3,378	76,816
Group 1 Automotive, Inc.	504	77,833
GrowGeneration Corp.(a)	742	35,690
Haverty Furniture Cos., Inc.	2,424	103,650
Hibbett, Inc.(a)	1,044	93,574
Jack In The Box, Inc.	1,207	134,508
Johnson Outdoors, Inc., Class A	858	103,818
Kontoor Brands, Inc.	1,641	92,569
La Z Boy, Inc.	3,152	116,750
Lands’ End, Inc.(a)	2,367	97,165
LGI Homes, Inc.(a)	593	96,030
Liquidity Services, Inc.(a)	2,803	71,336
Lumber Liquidators Holdings, Inc.(a)	2,745	57,919
M/I Homes, Inc.(a)	1,407	82,549
Malibu Boats, Inc.(a)	1,069	78,390
MarineMax, Inc.(a)	1,457	71,014
Monro, Inc.	1,725	109,555
Motorcar Parts of America, Inc.(a)	4,129	92,655
Nautilus, Inc.(a)	3,068	51,696
OneWater Marine, Inc.	1,869	78,554
Papa John’s International, Inc.	1,198	125,119
Perdoceo Education Corp.(a)	8,835	108,405
PetMed Express, Inc.	1,875	59,719
Sally Beauty Holdings, Inc.(a)	3,990	88,059
Shoe Carnival, Inc.	1,451	103,877
Skyline Champion Corp.(a)	1,922	102,443

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (11.2%): (continued)
Smith & Wesson Brands, Inc.	3,881	134,671
Standard Motor Products	2,839	123,071
Strategic Education, Inc.	1,091	82,981
Stride, Inc.(a)	2,439	78,365
Sturm Ruger & Co.	1,569	141,179
Superior Group of Cos., Inc.	2,849	68,120
The Buckle, Inc.	1,924	95,719
Tri Pointe Group, Inc.(a)	4,235	90,756
Tupperware Corp.(a)	1,430	33,962
Turtle Beach Corp.(a)	2,436	77,757
Universal Electronics, Inc.(a)	2,037	98,795
Vista Outdoor, Inc.(a)	2,135	98,808
Winmark Corp.	932	179,019
Winnebago Industries, Inc.	1,164	79,105
XPEL, Inc.(a)	1,039	87,141
Zumiez, Inc.(a)	1,889	92,542

		5,799,287

Consumer Staples (6.3%):
Andersons, Inc. (The)	2,915	88,995
B&G Foods, Inc.	3,444	112,963
Cal-Maine Foods, Inc.	4,669	169,064
Central Garden And Pet Co., Class A(a)	2,934	141,712
Coca-Cola Consolidated, Inc.	451	181,361
Edgewell Personal Care Co.	3,253	142,807
elf Beauty, Inc.(a)	4,225	114,667
Fresh Del Monte Produce, Inc.	4,633	152,333
Hostess Brands, Inc.(a)	14,511	234,933
Ingles Markets, Inc.	2,236	130,292
Inter Parfums, Inc.	1,637	117,864
John B. Sanfilippo & Son, Inc.	1,923	170,320
Medifast, Inc.	446	126,209

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (6.3%): (continued)
Natural Grocers by Vitamin Cottage, Inc.	4,437	47,653
Nu Skin Enterprises, Inc., Class A	2,178	123,384
PriceSmart, Inc.	1,777	161,725
Seneca Foods Corp., Class A(a)	2,000	102,160
SpartanNash Co.	4,679	90,351
Sprouts Farmers Market, Inc.(a)	4,893	121,591
The Simply Good Foods Co.(a)	3,669	133,955
Tootsie Roll Industries, Inc.	3,333	113,022
TreeHouse Foods, Inc.(a)	2,359	105,023
United Natural Foods, Inc.(a)	1,818	67,230
Usana Health Sciences, Inc.(a)	1,382	141,558
Veru, Inc.(a)	3,229	26,058
Weis Markets, Inc.	2,888	149,194

		3,266,424

Energy (1.5%):
Bonanza Creek Energy, Inc.	2,101	98,894
Cactus, Inc., Class A	2,389	87,724
Clean Energy Fuels Corp.(a)	3,361	34,114
Diamond S Shipping, Inc.(a)	7,147	71,184
Dorian LPG, Ltd.(a)	7,388	104,319
Helix Energy Solutions Group, Inc.(a)	11,464	65,459
International Seaways, Inc.	4,511	86,521
REX American Resources Corp.(a)	822	74,128
W&T Offshore, Inc.(a)	16,040	77,794
World Fuel Services Corp.	2,365	75,042

		775,179

Financials (24.0%):
1st Source Corp.	2,435	113,130
Allegiance Bancshares, Inc.	2,797	107,517
American Equity Investment Life Holding Co.	2,175	70,296

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.0%): (continued)
American National Group, Inc.	1,368	203,216
Amerisafe, Inc.	2,764	164,983
Atlantic Union Bankshares	2,479	89,789
Axos Financial, Inc.(a)	2,290	106,233
B Riley Financial, Inc.	1,881	142,016
Bancfirst Corp.	1,314	82,033
BanCorp, Inc. (The)(a)	4,112	94,617
Banner Corp.	1,743	94,488
BGC Partners, Inc., Class A	16,899	95,817
Brightsphere Investment Group, Inc.	4,721	110,613
Brookline BanCorp, Inc.	7,413	110,824
Capitol Federal Financial, Inc.	10,582	124,656
Cathay General BanCorp	2,544	100,132
City Holding Co.	1,675	126,027
Columbia Financial, Inc.(a)	9,215	158,682
Community Trust BanCorp, Inc.	2,811	113,508
ConnectOne BanCorp, Inc.	3,701	96,855
Cowen, Inc., Class A	2,347	96,344
Customers BanCorp, Inc.	2,657	103,596
CVB Financial Corp.	5,222	107,521
Dime Community Bancshares, Inc.	3,067	103,113
eHealth, Inc.(a)	798	46,603
Employers Holdings, Inc.	3,717	159,088
Encore Capital Group, Inc.(a)	2,305	109,234
Enova International, Inc.(a)	2,538	86,825
Enterprise Financial Services Corp.	2,138	99,182
FB Financial Corp.	2,429	90,650
Federal Agricultural Mortgage Corp., Class C	1,411	139,548
Federated Hermes, Inc.	3,623	122,856
First BanCorp.	8,107	96,635
First BanCorp/Southern Pines NC	2,409	98,552

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.0%): (continued)
First Busey Corp.	4,373	107,838
First Commonwealth Financial Corp.	7,013	98,673
First Financial BanCorp.	3,807	89,959
First Foundation, Inc.	4,938	111,154
First Interstate Bancsys, Class A	2,643	110,557
First Merchants Corp.	2,248	93,674
First Midwest BanCorp, Inc.	4,625	91,714
FirstCash, Inc.	1,894	144,777
Flagstar BanCorp, Inc.	2,964	125,288
Fulton Financial Corp.	5,859	92,455
German American BanCorp, Inc.	2,918	108,550
Great Southern BanCorp, Inc.	2,323	125,210
Green Dot Corp., Class A(a)	2,261	105,928
Heartland Financial USA, Inc.	2,220	104,318
Heritage Financial Corp.	3,865	96,702
Hilltop Holdings, Inc.	3,541	128,892
HomeStreet, Inc.	2,761	112,483
Hope BanCorp, Inc.	6,417	90,993
Horace Mann Educators	3,628	135,760
Horizon BanCorp, Inc.	5,807	101,216
International Bancshares Corp.	2,398	102,970
James River Group Holdings Ltd.	2,722	102,129
Kearny Financial Corp.	9,755	116,572
Lakeland BanCorp, Inc.	6,124	107,048
Lakeland Financial Corp.	1,978	121,924
Live Oak Bancshares, Inc.	1,254	73,986
Merchants BanCorp	2,738	107,439
Meridian BanCorp, Inc.	6,009	122,944
Meta Financial Group, Inc.	1,926	97,513
Mr Cooper Group, Inc.(a)	3,272	108,172
National Bank Holdings Corp., Class A	3,031	114,390

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.0%): (continued)
National Western Life Group, Inc., Class A	458	102,771
Navient Corp.	6,888	133,145
NBT BanCorp, Inc.	3,088	111,075
Nelnet, Inc., Class A	2,168	163,099
Nicolet Bankshares, Inc.(a)	1,770	124,502
NMI Holdings, Inc.(a)	4,556	102,419
Northfield BanCorp, Inc.	7,737	126,887
Northwest Bancshares, Inc.	8,865	120,919
Oceanfirst Financial Corp.	4,522	94,239
OFG BanCorp	4,032	89,188
Old National BanCorp	6,579	115,856
Origin BanCorp, Inc.	2,309	98,040
Palomar Holdings, Inc.(a)	1,062	80,139
Park National Corp.	755	88,652
Piper Sandler Cos.	1,084	140,443
PJT Partners, Inc., Class A	2,294	163,746
PRA Group, Inc.(a)	3,664	140,954
Preferred Bank	1,738	109,963
Premier Financial Corp.	2,932	83,298
Provident Financial Services, Inc.	4,712	107,858
Renasant Corp.	2,764	110,560
S&T BanCorp, Inc.	2,803	87,734
Safety Insurance Group, Inc.	2,045	160,083
Sandy Spring BanCorp, Inc.	2,484	109,619
Seacoast Banking Corp.	2,820	96,303
Servisfirst Bancshares, Inc.	2,070	140,719
Silvergate Capital Corp., Class A(a)	289	32,749
SiriusPoint, Ltd.(a)	12,807	128,967
Southside Bancshares, Inc.	3,435	131,320
Stewart Information Services	2,132	120,863
Stock Yards BanCorp, Inc.	2,422	123,256

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.0%): (continued)
StoneX Group, Inc.(a)	1,787	108,417
Tompkins Financial Corp.	1,357	105,249
Towne Bank	3,627	110,333
TriCo Bancshares	2,323	98,913
Triumph BanCorp, Inc.(a)	1,051	78,037
Trustmark Corp.	3,570	109,956
United Community Banks, Inc.	3,166	101,344
Univest Financial Corp.	3,575	94,273
Veritex Holdings, Inc.	3,222	114,091
Virtus Investment Partners, Inc.	476	132,219
Washington Federal, Inc.	3,920	124,578
Washington Trust BanCorp, Inc.	2,202	113,073
WesBanco, Inc.	2,887	102,864
Westamerica BanCorp.	2,360	136,951
World Acceptance Corp.(a)	522	83,645
WSFS Financial Corp.	1,953	90,990

		12,360,706

Health Care (9.6%):
Accuray, Inc.(a)	13,216	59,736
Addus Homecare Corp.(a)	1,144	99,803
Antares Pharma, Inc.(a)	23,846	103,968
Apollo Medical Holdings, Inc.(a)	4,644	291,690
Atrion Corp.	232	144,056
BioDelivery Sciences International, Inc.(a)	25,346	90,739
Brookdale Senior Living, Inc.(a)	8,532	67,403
Cara Therapeutics, Inc.(a)	3,682	52,542
Catalyst Pharmaceuticals, Inc.(a)	18,682	107,421
Co-Diagnostics, Inc.(a)	4,191	34,576
Coherus Biosciences, Inc.(a)	6,902	95,455
Collegium Pharmaceutical, Inc.(a)	4,197	99,217
Community Health Systems, Inc.(a)	4,235	65,388

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (9.6%): (continued)
Computer Programs & Systems	4,032	133,983
Corcept Therapeutics, Inc.(a)	2,408	52,976
CorVel Corp.(a)	1,595	214,208
Eagle Pharmaceuticals, Inc.(a)	3,134	134,135
Fulgent Genetics, Inc.(a)	408	37,630
Hanger, Inc.(a)	4,260	107,693
Healthstream, Inc.(a)	7,660	214,020
InfuSystem Holdings, Inc.(a)	4,656	96,798
Innoviva, Inc.(a)	9,870	132,357
Integer Holdings Corp.(a)	1,228	115,678
Ironwood Pharmaceuticals, Inc.(a)	11,072	142,497
Lemaitre Vascular, Inc.	2,156	131,559
Luminex Corp.	2,684	98,771
ModivCare, Inc.(a)	738	125,512
National Healthcare Corp.	1,544	107,926
National Research Corp.	2,988	137,149
Nextgen Healthcare, Inc.(a)	5,781	95,907
Orthofix Medical, Inc.(a)	2,827	113,391
Owens & Minor, Inc.	950	40,213
Phibro Animal Health Corp., Class A	4,765	137,613
Prestige Consumer Healthcare, Inc.(a)	3,781	196,990
Retractable Technologies, Inc.(a)	3,453	39,917
SIGA Technologies, Inc.(a)	15,720	98,722
Simulations Plus, Inc.	1,375	75,501
Supernus Pharmaceuticals, Inc.(a)	3,019	92,955
Surmodics, Inc.(a)	2,133	115,715
The Joint Corp.(a)	1,867	156,679
The Pennant Group, Inc.(a)	1,391	56,892
Triple-S Management Corp.(a)	4,516	100,571
U.S. Physical Therapy, Inc.	839	97,215
Vanda Pharmaceuticals, Inc.(a)	5,609	120,650

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (9.6%): (continued)
Vericel Corp.(a)	1,435	75,337
Zynex, Inc.(a)	3,952	61,375

		4,970,529

Industrials (21.3%):
ACCO Brands Corp.	11,121	95,974
AeroVironment, Inc.(a)	703	70,405
Alamo Group, Inc.	935	142,756
Albany International Corp.	1,436	128,177
Ameresco, Inc.(a)	1,490	93,453
American Woodmark Corp.(a)	991	80,955
Apogee Enterprises, Inc.	2,880	117,302
ArcBest Corp.	1,343	78,149
Arcosa, Inc.	1,765	103,676
Argan, Inc.	2,741	130,992
Astec Industries, Inc.	1,362	85,724
Atlas Air Worldwide Holdings, Inc.(a)	1,836	125,050
AZZ, Inc.	2,834	146,745
Barnes Group, Inc.	2,039	104,499
Barrett Business Services, Inc.	1,818	132,005
Blue Bird Corp.(a)	2,593	64,462
Brady Corp.	2,777	155,623
CAI International, Inc.	1,877	105,112
Casella Waste Systems, Inc.(a)	2,704	171,515
CBIZ, Inc.(a)	5,310	174,009
Columbus McKinnon Corp.	2,369	114,281
Comfort Systems USA, Inc.	1,417	111,645
Construction Partners, Inc., Class A(a)	2,845	89,333
CRA International, Inc.	1,258	107,685
CSW Industrials, Inc.	879	104,126
Daseke, Inc.(a)	7,412	48,030
Deluxe Corp.	1,900	90,763

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (21.3%): (continued)
Ducommon, Inc.(a)	1,577	86,041
Dycom Industries, Inc.(a)	805	59,997
Echo Global Logistics, Inc.(a)	3,248	99,844
Encore Wire Corp.	2,356	178,561
Energy Recovery, Inc.(a)	6,008	136,862
Enerpac Tool Group Corp.	4,344	115,637
Ennis, Inc.	8,062	173,494
ESCO Technologies, Inc.	1,369	128,426
Evoqua Water Technologies Corp.(a)	3,732	126,067
Federal Signal Corp.	3,775	151,868
Forrester Research, Inc.(a)	3,002	137,492
Forward Air Corp.	1,771	158,947
Gibraltar Industries, Inc.(a)	1,195	91,190
Global Industrial Co.	2,206	80,982
GMS, Inc.(a)	2,214	106,582
Gorman-Rupp Co.	3,732	128,530
Great Lakes Dredge & Dock Corp.(a)	8,085	118,122
Griffon Corp.	3,272	83,861
Healthcare Services Group	3,856	121,734
Heartland Express, Inc.	10,092	172,876
Helios Technologies, Inc.	1,940	151,417
Herc Holdings, Inc.(a)	894	100,191
Heritage-Crystal Clean, Inc.(a)	2,944	87,378
HNI Corp.	2,695	118,499
Hub Group, Inc., Class A(a)	2,367	156,175
Hyster-Yale Materials Handling, Inc.	1,104	80,570
ICF International, Inc.	1,542	135,480
IES Holdings, Inc.(a)	1,865	95,786
Insteel Industries, Inc.	3,328	106,995
Jeld-Wen Holding, Inc.(a)	2,912	76,469
Kadant, Inc.	707	124,496

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (21.3%): (continued)
Kforce, Inc.	1,883	118,497
Kimball International, Inc., Class B	7,376	96,994
Knoll, Inc.	4,563	118,592
Lindsay Corp.	945	156,190
Marten Transport Ltd.	7,768	128,094
Matson, Inc.	1,439	92,096
McGrath Rentcorp	1,719	140,219
Meritor, Inc.(a)	3,565	83,492
Miller Industries, Inc.	3,461	136,502
Mueller Industries, Inc.	3,217	139,328
Mueller Water Products, Inc., Class A	11,083	159,817
MYR Group, Inc.(a)	1,397	127,015
National Presto Industries, Inc.	1,186	120,557
Northwest Pipe Co.(a)	3,120	88,140
NV5 Global, Inc.(a)	1,111	105,001
Omega Flex, Inc.	622	91,254
PAE, Inc.(a)	11,615	103,374
Patrick Industries, Inc.	1,080	78,840
PGT Innovations, Inc.(a)	4,639	107,764
Powell Industries, Inc.	3,345	103,528
Primoris Services Corp.	3,209	94,441
Quanex Building Products Corp.	4,819	119,704
Radiant Logistics, Inc.(a)	16,011	110,956
Raven Industries, Inc.	2,483	143,642
Resources Connection, Inc.	8,820	126,655
Rush Enterprises, Inc., Class A	2,838	122,715
SPX Corp.(a)	2,066	126,191
SPX FlOW, Inc.	1,859	121,281
Standex International Corp.	1,354	128,508
Sterling Construction Co., Inc.(a)	3,513	84,769
Tennant Co.	1,765	140,935

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (21.3%): (continued)
Terex Corp.	1,980	94,288
The Greenbrier Cos., Inc.	2,373	103,415
Titan Machinery, Inc.(a)	3,587	110,982
US Xpress Enterprise, Inc., Class A(a)	5,413	46,552
Vectrus, Inc.(a)	2,419	115,120
Veritiv Corp.(a)	1,256	77,144
Werner Enterprises, Inc.	3,599	160,228

		10,985,835

Information Technology (11.8%):
A10 Networks, Inc.(a)	9,220	103,817
ACM Research, Inc., Class A(a)	559	57,141
ADTRAN, Inc.	5,458	112,708
Alpha & Omega Semiconductor, Ltd.(a)	1,862	56,586
American Software, Inc., Class A	6,731	147,813
Avid Technology, Inc.(a)	3,416	133,736
Axcelis Technologies, Inc.(a)	1,815	73,362
AXT, Inc.(a)	4,201	46,127
Benchmark Electronics, Inc.	4,160	118,394
Calix, Inc.(a)	1,521	72,248
Cambium Networks Corp.(a)	806	38,970
Casa Systems, Inc.(a)	6,534	57,957
Cass Information Systems, Inc.	2,838	115,649
ChannelAdvisor Corp.(a)	2,487	60,956
Clearfield, Inc.(a)	2,461	92,164
CSG Systems International, Inc.	3,988	188,154
CTS Corp.	3,979	147,860
Digi International, Inc.(a)	4,570	91,903
Ebix, Inc.	1,521	51,562
eGain Corp.(a)	6,897	79,178
eplus, Inc.(a)	1,451	125,787
Evertec, Inc.	3,879	169,318

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (11.8%): (continued)
Exlservice Holdings, Inc.(a)	1,824	193,818
FARO Technologies, Inc.(a)	1,385	107,711
Greensky, Inc.(a)	11,503	63,842
Ichor Holding Ltd.(a)	1,225	65,905
Insight Enterprises, Inc.(a)	1,447	144,714
Intelligent Systems Corp.(a)	2,365	74,403
InterDigital, Inc.	2,206	161,104
Kimball Electronics, Inc.(a)	3,749	81,503
Knowles Corp.(a)	6,713	132,515
Luna Innovations, Inc.(a)	7,710	83,499
Methode Electronics, Inc.	2,637	129,767
Mimecast, Ltd.(a)	2,631	139,575
Mitek Systems, Inc.(a)	5,188	99,921
Napco Security Technologies Inc.(a)	3,065	111,474
NETGEAR, Inc.(a)	2,394	91,738
NetScout Systems, Inc.(a)	5,650	161,251
NVE Corp.	1,743	129,069
OSI Systems, Inc.(a)	1,946	197,791
PC Connection, Inc.	2,789	129,047
Perficient, Inc.(a)	2,331	187,459
Photronics, Inc.(a)	8,403	111,004
Plexus Corp.(a)	1,648	150,644
Progress Software Corp.	3,433	158,776
Ribbon Communications, Inc.(a)	9,056	68,916
ShotSpotter, Inc.(a)	2,147	104,709
SMART Global Holdings, Inc.(a)	1,886	89,924
Super Micro Computer, Inc.(a)	2,530	89,005
Sykes Enterprises, Inc.(a)	3,186	171,088
The Hackett Group, Inc.	7,469	134,591
Ultra Clean Holdings, Inc.(a)	1,266	68,010
VirnetX Holding Corp.(a)	15,751	67,257

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (11.8%): (continued)
Vishay Precision Group, Inc.(a)	4,019	136,807
Xperi Holding Corp.	4,022	89,449

		6,067,676

Materials (5.7%):
AdvanSix, Inc.(a)	3,300	98,538
American Vanguard Corp.	6,351	111,206
Boise Cascade Co.	1,537	89,684
Chase Corp.	1,109	113,795
Clearwater Paper Corp.(a)	2,432	70,455
Coeur Mining, Inc.(a)	5,763	51,175
Compass Minerals International	2,085	123,557
Futurefuel Corp.	7,390	70,944
GCP Applied Technologies(a)	4,764	110,811
Glatfelter Corp.	7,290	101,841
Greif, Inc., Class A	2,013	121,887
H.B. Fuller Co.	2,269	144,331
Hawkins, Inc.	3,211	105,160
Ingevity Corp.(a)	1,432	116,508
Innospec, Inc.	1,245	112,809
Kaiser Aluminum Corp.	792	97,804
Koppers Holdings, Inc.(a)	2,496	80,746
Materion Corp.	1,899	143,090
Minerals Technologies, Inc.	1,559	122,647
Myers Industries, Inc.	5,617	117,957
O-I Glass, Inc.(a)	5,431	88,688
Orion Engineered Carbons SA(a)	4,596	87,278
PQ Group Holdings, Inc.	6,350	97,536
Rayonier Advanced Materials, Inc.(a)	5,133	34,340
Schnitzer Steel Industries, Inc.	2,327	114,139
Stepan Co.	1,351	162,485
SunCoke Energy, Inc.	10,900	77,826

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (5.7%): (continued)
Trinseo SA	1,273	76,176
US Concrete, Inc.(a)	1,138	83,984

		2,927,397

Real Estate (1.9%):
Forestar Group, Inc.(a)	6,076	127,049
Kennedy-Wilson Holdings, Inc.	6,926	137,620
Marcus & Millichap, Inc.(a)	4,397	170,911
Newmark Group, Inc., Class A	7,725	92,777
RE/MAX Holdings, Inc.	2,873	95,757
Tejon Ranch Co.(a)	9,405	143,050
The RMR Group, Inc., Class A	2,592	100,155
The St. Joe Co.	2,204	98,321

		965,640

Utilities (3.9%):
American States Water Co.	2,453	195,161
Avista Corp.	3,500	149,345
California Water Service Group	3,031	168,342
Chesapeake Utilities Corp.	1,322	159,076
MGE Energy, Inc.	2,484	184,909
Middlesex Water Co.	1,733	141,638
Northwest Natural Holding Co.	2,226	116,909
NorthWestern Corp.	2,358	141,999
Otter Tail Corp.	3,539	172,738
SJW Group	2,452	155,212
South Jersey Industries, Inc.	4,258	110,410
The York Water Co.	3,090	139,977

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (3.9%): (continued)
Unitil Corp.	3,107	164,578

		2,000,294

Total Common Stocks (Cost $44,840,225)		51,427,932

Total Investments (Cost $44,840,225) — 99.7%		51,427,932

Other assets in excess of liabilities — 0.3%		150,130

NET ASSETS - 100.00%		51,578,062

Percentages indicated are based on net assets as of June 30, 2021.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Future (U.S. Dollar)	9/17/21	1	$115,390	$ (764)

				$ (764)

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)

Communication Services (0.7%):
Cable One, Inc.	311	594,884
Liberty Broadband Corp., Class C(a)	4,286	744,307

		1,339,191

Consumer Discretionary (9.3%):
Aptiv PLC(a)	3,382	532,090
AutoZone, Inc.(a)	514	767,001
Booking Holdings, Inc.(a)	176	385,104
BorgWarner, Inc.	10,144	492,390
Bright Horizons Family Solutions, Inc.(a)	2,902	426,913
CarMax, Inc.(a)	3,769	486,766
Chipotle Mexican Grill, Inc.(a)	361	559,673
Deckers Outdoor Corp.(a)	1,373	527,328
Dollar General Corp.	3,580	774,676
Dollar Tree, Inc.(a)	4,891	486,655
Domino’s Pizza, Inc.	1,764	822,888
Dr Horton, Inc.	4,625	417,961
Five Below, Inc.(a)	2,382	460,369
Floor & Decor Holdings, Inc., Class A(a)	3,690	390,033
Garmin Ltd.	5,593	808,972
Gentex Corp.	20,441	676,393
Genuine Parts Co.	5,244	663,209
Lear Corp.	2,687	470,977
Lennar Corp.	3,687	366,303
Lithia Motors, Inc.	843	289,689
LKQ Corp.(a)	11,117	547,179
Lowe’s Cos., Inc.	3,020	585,789
Mohawk Industries, Inc.(a)	2,097	403,022
NVR, Inc.(a)	108	537,116
O’Reilly Automotive, Inc.(a)	1,467	830,630

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (9.3%): (continued)
Peloton Interactive, Inc., Class A(a)	2,040	253,001
Pool Corp.	1,321	605,890
Pultegroup, Inc.	8,027	438,033
RH(a)	571	387,709
Ross Stores, Inc.	3,448	427,552
Service Corp. International	12,614	675,984
Tesla, Inc.(a)	337	229,059
Tractor Supply Co.	3,208	596,881
Vail Resorts, Inc.(a)	1,569	496,620
Wayfair, Inc., Class A(a)	770	243,097

		18,062,952

Consumer Staples (3.9%):
Bunge, Ltd.	7,400	578,310
Campbell Soup Co.	14,577	664,565
Conagra Brands, Inc.	21,553	784,098
Costco Wholesale Corp.	2,537	1,003,815
Darling Ingredients, Inc.(a)	5,283	356,603
Hormel Foods Corp.	18,310	874,303
Lamb Weston Holding, Inc.	5,910	476,701
McCormick & Co., Inc.	9,526	841,336
Monster Beverage Corp.(a)	7,523	687,226
The JM Smucker Co.	5,481	710,173
Tyson Foods, Inc., Class A	8,332	614,568

		7,591,698

Energy (0.8%):
Kinder Morgan, Inc.	33,228	605,746
ONEOK, Inc.	7,186	399,829
The Williams Cos., Inc.	20,954	556,329

		1,561,904

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (12.9%):
Aflac, Inc.	11,799	633,134
Alleghany Corp.(a)	877	585,020
American Financial Group, Inc.	3,778	471,192
Apollo Global Management, Inc.	10,331	642,588
Arch Capital Group Ltd.(a)	14,118	549,755
Ares Management Corp., Class A	13,036	828,959
Arthur J Gallagher & Co.	6,876	963,190
Athene Holding, Ltd., Class A(a)	8,297	560,048
BlackRock, Inc.	861	753,349
Brown & Brown, Inc.	17,195	913,742
Cboe Global Markets, Inc.	5,620	669,061
Cincinnati Financial Corp.	4,460	520,125
Commerce Bancshares, Inc.	7,529	561,362
East West BanCorp, Inc.	5,003	358,665
Erie Indemnity Co., Class A	3,171	613,113
Everest Re Group, Ltd.	2,333	587,939
FactSet Research Systems, Inc.	2,344	786,670
First Horizon Corp.	22,594	390,424
First Republic Bank/CA	3,552	664,828
Franklin Resources, Inc.	14,253	455,954
Globe Life, Inc.	6,250	595,313
Interactive Brokers Group, Inc.	7,660	503,492
Intercontinental Exchange, Inc.	7,092	841,820
Invesco Ltd.	14,869	397,448
LPL Financial Holdings, Inc.	3,441	464,466
Markel Corp.(a)	536	636,077
MarketAxess Holdings, Inc.	887	411,204
Morningstar, Inc.	2,705	695,483
MSCI, Inc.	1,241	661,552
Nasdaq, Inc.	4,842	851,224
Principal Financial Group, Inc.	7,200	454,968

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (12.9%): (continued)
Reinsurance Group of America, Inc.	2,894	329,916
Renaissancere Holdings, Ltd.	3,952	588,137
Santander Consumer USA Holdings, Inc.	15,761	572,440
SEI Investments Co.	9,705	601,419
Signature Bank	1,409	346,121
SVB Financial Group(a)	915	509,133
The Carlyle Group, Inc.	17,438	810,518
The Charles Schwab Corp.	7,516	547,240
Tradeweb Markets, Inc., Class A	7,302	617,457
Western Alliance BanCorp	3,740	347,259
WR Berkley Corp.	7,843	583,755

		24,875,560

Health Care (15.4%):
ABIOMED, Inc.(a)	1,419	442,884
Agilent Technologies, Inc.	5,755	850,647
Align Technology, Inc.(a)	512	312,832
Amedisys, Inc.(a)	1,912	468,306
Amgen, Inc.	2,881	702,244
Avantor, Inc.(a)	14,713	522,459
Baxter International, Inc.	9,614	773,927
BioMarin Pharmaceutical, Inc.(a)	4,404	367,470
Bio-Rad Laboratories, Inc., Class A(a)	857	552,157
Bruker Corp.	8,488	644,918
Cardinal Health, Inc.	9,205	525,513
Catalent, Inc.(a)	4,475	483,837
Centene Corp.(a)	8,171	595,911
Cerner Corp.	11,438	893,994
Charles River Laboratories International, Inc.(a)	1,814	671,035
Danaher Corp.	3,022	810,984
DaVita, Inc.(a)	5,569	670,675
Denali Therapeutics, Inc.(a)	4,067	319,015

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (15.4%): (continued)
DexCom, Inc.(a)	1,096	467,992
Edwards Lifesciences Corp.(a)	7,398	766,211
Encompass Health Corp.	7,668	598,334
HCA Healthcare, Inc.	2,589	535,250
Henry Schein, Inc.(a)	7,551	560,209
Horizon Therapeutics PLC(a)	3,373	315,848
Humana, Inc.	1,547	684,888
IDEXX Laboratories, Inc.(a)	1,024	646,707
Illumina, Inc.(a)	997	471,790
Insulet Corp.(a)	1,412	387,608
Intuitive Surgical, Inc.(a)	707	650,185
IQVIA Holdings, Inc.(a)	3,125	757,250
Jazz Pharmaceuticals PLC(a)	3,045	540,914
Masimo Corp.(a)	2,327	564,181
Mettler-Toledo International(a)	524	725,918
Molina Healthcare, Inc.(a)	1,889	478,030
Neurocrine Biosciences, Inc.(a)	3,867	376,336
Novocure, Ltd.(a)	2,292	508,411
PerkinElmer, Inc.	3,885	599,883
PPD, Inc.(a)	13,316	613,734
Regeneron Pharmaceuticals, Inc.(a)	1,174	655,726
Repligen Corp.(a)	1,902	379,677
ResMed, Inc.	2,892	712,936
Seagen, Inc.(a)	2,702	426,592
STERIS PLC	3,595	741,648
Stryker Corp.	2,589	672,441
Syneos Health, Inc.(a)	6,122	547,858
Teleflex, Inc.	1,444	580,185
Veeva Systems, Inc.(a)	1,675	520,841
Vertex Pharamaceuticals, Inc.(a)	2,204	444,393
Waters Corp.(a)	2,026	700,206

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (15.4%): (continued)
West Pharmaceutical Services, Inc.	2,087	749,442
Zoetis, Inc.	4,659	868,251

		29,858,683

Industrials (22.9%):
Advanced Drainage Systems, Inc.	3,332	388,411
AGCO Corp.	3,236	421,910
Allegion PLC	4,423	616,124
AMERCO, Inc.	1,073	632,426
Ametek, Inc.	5,621	750,403
AO Smith Corp.	8,647	623,103
Builders FirstSource, Inc.(a)	7,326	312,527
Carlisle Companies, Inc.	3,693	706,766
Carrier Global Corp.	12,665	615,519
Caterpillar, Inc.	2,504	544,945
CH Robinson Worldwide, Inc.	6,229	583,470
Cintas Corp.	1,728	660,096
Copart, Inc.(a)	5,702	751,695
Costar Group, Inc.(a)	5,810	481,184
CSX Corp.	21,948	704,092
Deere & Co.	1,555	548,464
Dover Corp.	5,612	845,167
Eaton Corp. PLC	4,696	695,853
Emerson Electric Co.	6,548	630,180
Enphase Energy, Inc.(a)	1,531	281,138
Equifax, Inc.	3,219	770,983
Expeditors International of Washington, Inc.	7,266	919,876
Fastenal Co.	13,618	708,136
Fortive Corp.	9,518	663,785
Fortune Brands Home & Security, Inc.	5,577	555,525
Generac Holdings, Inc.(a)	1,112	461,647
General Dynamics Corp.	4,102	772,243

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.9%): (continued)
Graco, Inc.	10,937	827,931
HEICO Corp.	4,198	585,285
Honeywell International, Inc.	3,067	672,746
Howmet Aerospace, Inc.(a)	11,485	395,888
Hubbell, Inc.	3,665	684,769
IAA, Inc.(a)	9,185	500,950
IDEX Corp.	3,236	712,082
Illinois Tool Works, Inc.	3,647	815,323
J.B. Hunt Transport Services, Inc.	3,728	607,478
Jacobs Engineering Group, Inc.	4,630	617,735
Johnson Controls International PLC	10,917	749,234
Kansas City Southern	2,240	634,749
Lennox International, Inc.	1,999	701,249
Masco Corp.	10,564	622,325
Nordson Corp.	3,307	725,920
Norfolk Southern Corp.	2,583	685,554
Old Dominion Freight Line, Inc.	2,579	654,550
Otis Worldwide Corp.	10,149	829,884
PACCAR, Inc.	6,901	615,914
Parker Hannifin Corp.	1,681	516,252
Quanta Services, Inc.	5,601	507,283
Republic Services, Inc.	8,964	986,130
Robert Half International, Inc.	5,543	493,161
Rockwell Automation, Inc.	2,505	716,480
Rollins, Inc.	16,007	547,439
Roper Technologies, Inc.	1,592	748,558
Snap-on, Inc.	2,427	542,265
Teledyne Technologies, Inc.(a)	1,317	551,599
The Middleby Corp.(a)	2,528	438,001
Toro Co.	7,849	862,448
Trane Technologies PLC	3,878	714,095

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.9%): (continued)
TransDigm Group, Inc.(a)	855	553,433
Transunion	5,919	649,965
Trex CO., Inc.(a)	4,348	444,409
Union Pacific Corp.	3,024	665,068
United Rentals, Inc.(a)	1,218	388,554
Verisk Analytics, Inc.	3,861	674,594
Waste Management, Inc.	6,853	960,174
Watsco, Inc.	1,910	547,482
Westinghouse Air Brake Technologies Corp.	5,890	484,747
WW Grainger, Inc.	1,812	793,656
XPO Logistics, Inc.(a)	3,268	457,161
Xylem, Inc.	6,564	787,417

		44,315,605

Information Technology (17.0%):
Advanced Micro Devices, Inc.(a)	4,134	388,307
Akamai Technologies, Inc.(a)	5,342	622,877
Amphenol Corp.	10,576	723,504
Analog Devices, Inc.	3,768	648,699
ANSYS, Inc.(a)	1,309	454,302
Arista Networks, Inc.(a)	1,514	548,537
Aspen Technology, Inc.(a)	2,532	348,251
Black Knight, Inc.(a)	9,036	704,627
Broadcom, Inc.	1,142	544,551
Broadridge Financial Solutions, Inc.	4,949	799,412
Cadence Design Systems, Inc.(a)	3,259	445,896
CDW Corp.	3,349	584,903
Ciena Corp.(a)	7,553	429,690
Citrix Systems, Inc.	3,537	414,784
Cognex Corp.	6,218	522,623
Cognizant Technology Solutions Corp.	8,343	577,836
Dolby Laboratories, Inc.	6,739	662,376

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (17.0%): (continued)
Dynatrace, Inc.(a)	6,145	358,991
Entegris, Inc.	3,490	429,165
EPAM Systems, Inc.(a)	1,171	598,334
F5 Networks, Inc.(a)	2,753	513,875
Fair Isaac Corp.(a)	926	465,482
Fidelity National Information Services, Inc.	4,278	606,064
First Solar, Inc.(a)	3,863	349,640
Fiserv, Inc.(a)	4,987	533,060
Fleetcor Technologies, Inc.(a)	1,637	419,170
Fortinet, Inc.(a)	2,397	570,941
Gartner, Inc.(a)	2,918	706,740
II-VI, Inc.(a)	4,412	320,267
IPG Photonics Corp.(a)	2,014	424,491
Jack Henry & Associates, Inc.	3,697	604,497
Keysight Technologies, Inc.(a)	4,396	678,786
KLA Corp.	1,106	358,576
Lam Research Corp.	573	372,851
Leidos Holdings, Inc.	5,892	595,681
Manhattan Associates, Inc.(a)	3,927	568,787
Marvell Technology, Inc.	7,628	444,941
Microchip Technology, Inc.	2,614	391,420
Micron Technology, Inc.(a)	4,374	371,703
MKS Instruments, Inc.	2,034	361,950
Monolithic Power Systems, Inc.	973	363,367
NetApp, Inc.	6,053	495,257
NVIDIA Corp.	678	542,468
NXP Semiconductors NV	2,088	429,543
ON Semiconductor Corp.(a)	9,041	346,090
Paychex, Inc.	8,553	917,737
Paycom Software, Inc.(a)	1,100	399,817
Paylocity Holding Corp.(a)	2,181	416,135
PTC, Inc.(a)	2,993	422,791

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (17.0%): (continued)
Qorvo, Inc.(a)	1,967	384,844
Seagate Technology Holdings PLC	6,346	558,004
ServiceNow, Inc.(a)	826	453,928
Skyworks Solutions, Inc.	2,110	404,593
Ssnc Technologies Holdings, Inc.	10,089	727,013
Synopsys, Inc.(a)	1,880	518,485
TE Connectivity Ltd.	5,044	681,999
Teradyne, Inc.	2,908	389,556
The Trade Desk, Inc.(a)	3,824	295,825
Trimble, Inc.(a)	6,552	536,150
Tyler Technologies, Inc.(a)	1,237	559,582
Universal Display Corp.	1,867	415,090
VeriSign, Inc.(a)	3,458	787,352
Western Digital Corp.(a)	4,636	329,944
Western Union Co.	23,618	542,506
Zebra Technologies Corp.(a)	1,036	548,552

		32,933,215

Materials (7.9%):
Albemarle Corp.	2,350	395,881
AptarGroup, Inc.	5,863	825,745
Avery Dennison Corp.	2,993	629,248
Ball Corp.	7,972	645,891
Celanese Corp.	3,838	581,841
CF Industries Holdings, Inc.	9,435	485,431
Corteva, Inc.	11,410	506,034
Crown Holdings, Inc.	6,061	619,495
Eastman Chemical Co.	4,850	566,237
FMC Corp.	5,803	627,885
Freeport-McMoRan, Inc.	10,098	374,737
International Flavors & Fragrances, Inc.	3,652	545,609
International Paper Co.	9,874	605,375

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.9%): (continued)
LyondellBasell Industries N.V., Class A	4,057	417,344
Martin Marietta Materials, Inc.	1,470	517,161
Newmont Corp.	8,548	541,772
Nucor Corp.	6,200	594,766
Packaging Corp. of America	4,671	632,547
PPG Industries, Inc.	4,468	758,532
Reliance Steel & Aluminum Co.	3,893	587,454
RPM International, Inc.	9,009	798,918
Sherwin-Williams Co.	3,103	845,412
Steel Dynamics, Inc.	8,482	505,527
The Mosaic Co.	10,451	333,491
The Scotts Miracle-Gro Co.	1,813	347,951
Vulcan Materials Co.	3,078	535,787
Westlake Chemical Corp.	5,209	469,279

		15,295,350

Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	5,488	470,486
eXp World Holdings, Inc.(a)	4,231	164,036

		634,522

Utilities (8.6%):
Alliant Energy Corp.	15,032	838,184
Ameren Corp.	10,388	831,455
American Electric Power Co., Inc.	9,702	820,692
American Water Works Co., Inc.	5,060	779,898
Atmos Energy Corp.	7,240	695,836
CMS Energy Corp.	13,995	826,825
Consolidated Edison, Inc.	10,740	770,273
DTE Energy Co.	5,666	734,314
Entergy Corp.	7,020	699,894
Essential Utilities, Inc.	15,473	707,116
Evergy, Inc.	10,619	641,706

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (8.6%): (continued)
Eversource Energy	8,849	710,044
FirstEnergy Corp.	11,973	445,515
NextEra Energy, Inc.	8,468	620,535
NRG Energy, Inc.	11,140	448,942
Pinnacle West Capital Corp.	8,557	701,417
PPL Corp.	24,259	678,524
Public Service Enterprise Group, Inc.	11,513	687,787
The AES Corp.	18,287	476,742
The Southern Co.	13,937	843,328
UGI Corp.	13,976	647,229
Vistra Corp.	21,919	406,597
WEC Energy Group	8,828	785,251
Xcel Energy, Inc.	11,668	768,688

		16,566,792

Total Common Stocks (Cost $154,141,374)		193,035,472

Total Investments (Cost $154,141,374) — 99.7%		193,035,472

Other assets in excess of liabilities — 0.3%		558,704

NET ASSETS - 100.00%		193,594,176

Percentages indicated are based on net assets as of June 30, 2021.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini September Future (U.S. Dollar)	9/17/21	2	$428,860	$6,772

				$6,772

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan High Dividend Stock ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)

Consumer Discretionary (4.1%):
BorgWarner, Inc.	21,683	1,052,493
Garmin Ltd.	11,958	1,729,605
Genuine Parts Co.	11,212	1,417,981
Service Corp. International	26,952	1,444,358

		5,644,437

Consumer Staples (8.0%):
Bunge, Ltd.	15,811	1,235,630
Campbell Soup Co.	31,157	1,420,448
Conagra Brands, Inc.	46,063	1,675,772
Costco Wholesale Corp.	5,420	2,144,531
Hormel Foods Corp.	39,131	1,868,505
The JM Smucker Co.	11,719	1,518,431
Tyson Foods, Inc., Class A	17,805	1,313,297

		11,176,614

Energy (2.4%):
Kinder Morgan, Inc.	71,017	1,294,640
ONEOK, Inc.	15,354	854,297
The Williams Cos., Inc.	44,777	1,188,829

		3,337,766

Financials (16.1%):
Aflac, Inc.	25,220	1,353,305
American Financial Group, Inc.	8,074	1,006,989
Apollo Global Management, Inc.	22,078	1,373,252
Ares Management Corp., Class A	27,866	1,771,999
Arthur J Gallagher & Co.	14,693	2,058,195
BlackRock, Inc.	1,837	1,607,320
Cboe Global Markets, Inc.	12,006	1,429,314
Cincinnati Financial Corp.	9,534	1,111,855

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (16.1%): (continued)
East West BanCorp, Inc.	10,692	766,510
Erie Indemnity Co., Class A	6,770	1,308,980
Everest Re Group, Ltd.	4,986	1,256,522
First Horizon Corp.	48,278	834,244
Franklin Resources, Inc.	30,466	974,607
Invesco Ltd.	31,778	849,426
Principal Financial Group, Inc.	15,384	972,115
Reinsurance Group of America, Inc.	6,187	705,318
Santander Consumer USA Holdings, Inc.	33,682	1,223,330
The Carlyle Group, Inc.	37,269	1,732,263

		22,335,544

Health Care (1.9%):
Amgen, Inc.	6,157	1,500,769
Cardinal Health, Inc.	19,672	1,123,074

		2,623,843

Industrials (22.6%):
AO Smith Corp.	18,478	1,331,525
Caterpillar, Inc.	5,345	1,163,232
CH Robinson Worldwide, Inc.	13,313	1,247,029
Dover Corp.	11,988	1,805,393
Eaton Corp. PLC	10,041	1,487,875
Emerson Electric Co.	13,993	1,346,686
Fastenal Co.	29,098	1,513,096
General Dynamics Corp.	8,766	1,650,287
Honeywell International, Inc.	6,548	1,436,304
Hubbell, Inc.	7,832	1,463,331
Illinois Tool Works, Inc.	7,793	1,742,203
Johnson Controls International PLC	23,335	1,601,481
PACCAR, Inc.	14,752	1,316,616
Republic Services, Inc.	19,154	2,107,131

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.6%): (continued)
Robert Half International, Inc.	11,844	1,053,761
Rockwell Automation, Inc.	5,346	1,529,063
Snap-on, Inc.	5,185	1,158,485
Union Pacific Corp.	6,468	1,422,507
Waste Management, Inc.	14,641	2,051,350
Watsco, Inc.	4,084	1,170,638
WW Grainger, Inc.	3,877	1,698,126

		31,296,119

Information Technology (8.8%):
Analog Devices, Inc.	8,053	1,386,405
Broadcom, Inc.	2,444	1,165,397
Broadridge Financial Solutions, Inc.	10,579	1,708,826
Cognex Corp.	13,289	1,116,940
NetApp, Inc.	12,928	1,057,769
Paychex, Inc.	18,280	1,961,444
Seagate Technology Holdings PLC	13,565	1,192,770
TE Connectivity Ltd.	10,784	1,458,105
Western Union Co.	50,472	1,159,342

		12,206,998

Materials (12.1%):
Celanese Corp.	8,196	1,242,514
CF Industries Holdings, Inc.	20,164	1,037,438
Eastman Chemical Co.	10,359	1,209,413
FMC Corp.	12,405	1,342,221
International Flavors & Fragrances, Inc.	7,803	1,165,768
International Paper Co.	21,102	1,293,764
LyondellBasell Industries N.V., Class A	8,665	891,368
Newmont Corp.	18,267	1,157,762
Nucor Corp.	13,247	1,270,785
Packaging Corp. of America	9,982	1,351,762

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (12.1%): (continued)
Reliance Steel & Aluminum Co.	8,319	1,255,337
RPM International, Inc.	19,254	1,707,445
Steel Dynamics, Inc.	18,133	1,080,727
The Scotts Miracle-Gro Co.	3,879	744,458

		16,750,762

Utilities (23.4%):
Alliant Energy Corp.	32,129	1,791,513
Ameren Corp.	22,194	1,776,408
American Electric Power Co., Inc.	20,740	1,754,397
Atmos Energy Corp.	15,474	1,487,206
CMS Energy Corp.	29,910	1,767,083
Consolidated Edison, Inc.	22,949	1,645,902
DTE Energy Co.	12,109	1,569,326
Entergy Corp.	15,005	1,495,999
Essential Utilities, Inc.	33,074	1,511,482
Evergy, Inc.	22,689	1,371,096
Eversource Energy	18,906	1,517,017
FirstEnergy Corp.	25,585	952,018
NRG Energy, Inc.	23,813	959,664
Pinnacle West Capital Corp.	18,289	1,499,149
PPL Corp.	51,837	1,449,881
Public Service Enterprise Group, Inc.	24,602	1,469,723
The AES Corp.	39,077	1,018,737
The Southern Co.	29,778	1,801,867
UGI Corp.	29,867	1,383,141
Vistra Corp.	46,849	869,049
WEC Energy Group	18,861	1,677,686

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (23.4%): (continued)
Xcel Energy, Inc.	24,937	1,642,850

		32,411,194

Total Common Stocks (Cost $120,681,526)		137,783,277

Total Investments (Cost $120,681,526) — 99.4%		137,783,277

Other assets in excess of liabilities — 0.6%		892,641

NET ASSETS - 100.00%		138,675,918

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini September Future (U.S. Dollar)	9/17/21	4	$857,720	$10,881

				$10,881

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.3%)
Australia (5.2%):
Communication Services (0.6%):
Rea Group Ltd.	1,653	209,499
Telstra Corp. Ltd.	100,044	282,048
		491,547
Consumer Staples (1.0%):
Coles Group, Ltd.	21,666	277,630
Endeavour Group, Ltd. (a)	8,835	41,668
Wesfarmers Ltd.	6,923	306,780
Woolworths Group Ltd.	8,835	252,591
		878,669
Financials (1.4%):
ASX Ltd.	5,537	322,624
Commonwealth Bank of Australia	3,915	293,165
National Australia Bank Ltd.	11,006	216,375
Suncorp Group Ltd.	24,090	200,676
Westpac Banking Corp.	11,787	228,106
		1,260,946
Health Care (0.8%):
CSL Ltd.	1,072	229,232
Ramsay Health Care Ltd.	4,197	198,098
Sonic Healthcare Ltd.	9,551	274,995
		702,325
Industrials (0.3%):
Brambles Ltd.	33,731	289,335
		289,335
Materials (1.1%):
BHP Group Ltd.	5,534	201,536
BHP Group PLC	6,505	191,638
Fortescue Metals Group Ltd.	9,044	158,273
Newcrest Mining Ltd.	9,492	179,920

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Australia (5.2%): (continued)
Materials (1.1%): (continued)
Rio Tinto Ltd.	2,164	205,482
		936,849
		4,559,671

Austria (0.7%):
Energy (0.2%):
OMV AG	3,176	180,630
		180,630
Financials (0.2%):
Erste Group Bank AG	5,368	196,913
		196,913
Utilities (0.3%):
Verbund AG	2,461	226,565
		226,565
		604,108

Belgium (1.3%):
Financials (1.1%):
Ageas SA	3,317	184,048
Groupe Bruxelles Lambert SA	2,762	308,930
KBC Group N.V.	2,202	167,869
Sofina SA	699	301,495
		962,342
Materials (0.2%):
Umicore	3,024	184,642
		184,642
		1,146,984

Canada (10.1%):
Consumer Discretionary (0.5%):
Dollarama, Inc.	6,059	277,382
Magna International, Inc.	1,910	176,869
		454,251

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (10.1%): (continued)
Consumer Staples (1.6%):
Alimentation Couche-Tard, Inc.	7,301	268,324
Loblaw Cos. Ltd.	6,736	414,627
Metro, Inc.	8,466	405,950
Saputo, Inc.	9,144	272,756
		1,361,657
Energy (0.6%):
Enbridge, Inc.	7,048	282,227
TC Energy Corp.	5,207	257,703
		539,930
Financials (2.4%):
Canadian Imperial Bank of Commerce	4,246	483,422
Fairfax Financial Holdings, Ltd.	504	221,054
Great-West Lifeco, Inc.	11,272	334,868
Intact Financial Corp.	2,275	309,127
National Bank of Canada	5,086	380,691
Power Corp. of Canada	11,180	353,423
		2,082,585
Industrials (0.9%):
Canadian National Railway Co.	2,522	266,139
Canadian Pacific Railway Ltd.	3,635	279,561
WSP Global, Inc.	2,197	256,500
		802,200
Information Technology (1.0%):
CGI, Inc. (a)	2,881	261,252
Constellation Software, Inc.	148	224,186
Open Text Corp.	5,707	289,863
Shopify, Inc., Class A (a)	94	137,494
		912,795
Materials (1.3%):
Aginco Eagle Mines, Ltd.	2,613	158,037
Barrick Gold Corp.	7,783	161,010

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (10.1%): (continued)
Materials (1.3%): (continued)
CCL Industries, Inc.	4,387	241,650
Franco-Nevada Corp.	1,449	210,312
Nutrien, Ltd.	3,734	226,287
Wheaton Precious Metals Corp.	3,423	150,906
		1,148,202
Utilities (1.8%):
Algonquin Power & Utilities Corp.	20,308	302,637
Emera, Inc.	9,536	432,713
Fortis, Inc.	10,125	448,248
Hydro One, Ltd.	16,923	409,080
		1,592,678
		8,894,298

Chile (0.2%):
Materials (0.2%):
Antofagasta PLC	7,259	144,124
		144,124

Denmark (3.2%):
Consumer Discretionary (0.2%):
Pandora A/S	1,272	171,012
		171,012
Financials (0.5%):
Danske Bank A/S	10,320	181,620
Tryg A/S	10,640	261,236
		442,856
Health Care (1.1%):
Ambu A/S, Class B	2,421	93,090
Coloplast A/S	1,533	251,576
Demant A/S (a)	3,424	192,761
Genmab A/S (a)	544	222,622
GN Store Nord A/S	2,254	196,919
		956,968

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (3.2%): (continued)
Industrials (0.7%):
AP Moller—Maersk A/S, Class B	70	201,226
DSV Panalpina A S	1,168	272,427
Vestas Wind Systems A/S	3,628	141,642
		615,295
Materials (0.6%):
Christian Hansen Holding A/S	2,549	230,090
Novozymes A/S, Class B Shares	3,828	288,582
		518,672
Utilities (0.1%):
Orsted A/S	1,074	150,730
		150,730
		2,855,533

Finland (2.1%):
Consumer Staples (0.3%):
Kesko Oyj, Class B	7,908	292,056
		292,056
Energy (0.2%):
Neste Oyj	3,445	210,919
		210,919
Financials (0.3%):
Nordea Bank Abp	22,803	253,894
		253,894
Industrials (0.5%):
Kone OYJ	3,451	281,497
Metso Outotec Oyj	14,962	173,772
		455,269
Materials (0.5%):
Stora ENSO OYJ, Class R Shares	10,842	197,764
UPM-Kymmene OYJ	6,258	236,683
		434,447

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Finland (2.1%): (continued)
Utilities (0.3%):
Fortum OYJ	9,120	251,504
		251,504
		1,898,089

France (6.0%):
Consumer Discretionary (0.7%):
Compagnie Generale DES Etablissements Michelin	1,653	263,594
Hermes International SA	255	371,412
		635,006
Consumer Staples (0.3%):
Carrefour SA	11,629	228,665
		228,665
Financials (0.8%):
Amundi SA	2,710	238,886
CNP Assurances SA	9,002	153,155
Credit Agricole SA	11,111	155,629
Natixis	28,800	136,582
		684,252
Health Care (0.3%):
bioMerieux	1,255	145,818
Sartorius Stedim Biotech	350	165,528
		311,346
Industrials (2.7%):
Bollore	47,489	254,491
Bouygues SA	5,522	204,198
Bureau Veritas SA	8,648	273,553
Edenred	4,087	232,830
Eiffage SA	1,709	173,848
Legrand SA	2,689	284,570
Safran SA	1,130	156,642
Schneider Electric SA	1,585	249,331
Teleperformance	593	240,659

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.0%): (continued)
Industrials (2.7%): (continued)
Thales SA	1,777	181,271
Vinci SA	1,582	168,788
		2,420,181
Information Technology (0.5%):
Dassault Systemes SA	1,073	260,156
Worldline SA(a)	2,136	199,912
		460,068
Materials (0.4%):
Air Liquide SA	1,969	344,706
		344,706
Utilities (0.3%):
Veolia Environnement	7,982	241,036
		241,036
		5,325,260

Germany (6.3%):
Consumer Discretionary (0.7%):
HelloFresh SE(a)	1,234	119,940
Puma SE	1,870	222,928
Zalando SE(a)	2,170	262,293
		605,161
Consumer Staples (0.4%):
Beiersdorf AG	2,525	304,605
		304,605
Financials (0.9%):
Deutsche Boerse AG	1,406	245,377
Hannover Rueck SE	1,258	210,449
Muenchener Rueckversicherungs-Gesellschaft AG	664	181,814
Talanx AG	4,790	195,814
		833,454

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (6.3%): (continued)
Health Care (0.6%):
Carl Zeiss Meditec AG	1,223	236,277
Fresenius Medical Care AG	3,177	263,818
		500,095
Industrials (1.2%):
Brenntag AG	2,630	244,525
Deutsche Post AG	4,393	298,752
Kion Group AG	1,740	185,418
MTU Aero Engines AG	604	149,595
Rational AG	210	190,219
		1,068,509
Information Technology (0.3%):
Infineon Technologies AG	3,979	159,547
TeamViewer AG(a)	3,411	128,279
		287,826
Materials (0.6%):
Evonik Industries AG	7,460	250,126
Symrise AG	2,251	313,584
		563,710
Real Estate (1.0%):
Deutsche Wohnen SE	4,658	284,853
LEG Immobilien AG	2,144	308,719
Vonovia Se	3,974	256,877
		850,449
Utilities (0.6%):
E.ON SE	27,862	322,207
RWE AG	5,716	207,103
		529,310
		5,543,119

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Hong Kong (5.3%):
Consumer Discretionary (0.4%):
Techtronic Industries Co.	7,912	138,183
Xinyi Glass Holdings, Ltd.	41,496	169,157
		307,340
Consumer Staples (0.2%):
WH Group Ltd.	216,106	194,281
		194,281
Financials (0.5%):
AIA Group Ltd.	15,198	188,896
Hang Seng Bank, Ltd.	13,912	277,914
		466,810
Health Care (0.2%):
Sino Biopharmaceutical Ltd.	148,869	146,106
		146,106
Industrials (0.6%):
CK Hutchison Holdings Ltd.	28,610	222,937
MTR Corp. Ltd.	59,636	332,203
		555,140
Real Estate (1.5%):
CK Asset Holdings Ltd.	37,864	261,397
Henderson Land Development Co. Ltd.	63,636	301,620
New World Development Co. Ltd.	46,725	242,830
Sino Land Co. Ltd.	177,514	279,848
Sun Hung KAI Properties Ltd.	18,072	269,307
		1,355,002
Utilities (1.9%):
CK Infrastructure Holdings Ltd.	52,232	311,477
CLP Holdings, Inc.	47,646	471,299
Hong Kong & China Gas Co. Ltd.	284,913	442,556
Power Assets Holdings Ltd.	77,026	472,726
		1,698,058
		4,722,737

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Ireland (1.0%):
Consumer Staples (0.3%):
Kerry Group PLC	1,929	269,413
		269,413
Industrials (0.2%):
Kingspan Group PLC	1,762	166,371
		166,371
Materials (0.5%):
CRH PLC	3,966	199,840
Smurfit Kappa Group PLC	4,226	229,224
		429,064
		864,848

Israel (0.5%):
Financials (0.3%):
Bank Hapoalim BM (a)	30,570	245,589
		245,589
Information Technology (0.2%):
Nice Ltd. (a)	883	215,903
		215,903
		461,492

Italy (3.7%):
Communication Services (0.5%):
Infrastrutture Wireless Italiane SpA	21,172	238,767
Telecom Italia SpA	332,631	165,201
		403,968
Consumer Discretionary (0.3%):
Moncler SpA	3,278	221,759
		221,759
Energy (0.3%):
Snam SpA	53,550	309,510
		309,510

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Italy (3.7%): (continued)
Financials (1.3%):
Assicurazioni Generali SpA	13,033	261,216
FinecoBank Banca Fineco SpA(a)	14,351	250,115
Intesa Sanpaolo SpA	79,147	218,594
Mediobanca Banca di Credito Finanziario SpA(a)	17,836	208,293
Poste Italiane SpA	17,801	235,321
		1,173,539
Health Care (0.5%):
DiaSorin SpA	913	172,652
Recordati Industria Chimica e Farmaceutica SpA	4,790	273,731
		446,383
Information Technology (0.2%):
Nexi SpA(a)	10,060	220,773
		220,773
Utilities (0.6%):
Enel SpA	23,294	216,300
Terna SpA	42,105	313,697
		529,997
		3,305,929

Japan (19.0%):
Communication Services (1.3%):
KDDI Corp.	8,500	265,147
Nexon Co. Ltd.	4,200	93,619
Nippon Telegraph & Telephone Corp.	11,100	289,241
Softbank Corp.	24,000	314,044
Z Holdings Corp.	28,800	144,363
		1,106,414
Consumer Discretionary (1.9%):
Fast Retailing Co. Ltd.	300	225,864
Nitori Co. Ltd.	1,300	230,087
Pan Pacific International Holdings Corp.	9,400	195,142
Panasonic Corp.	15,700	181,692

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.0%): (continued)
Consumer Discretionary (1.9%): (continued)
Sekisui House, Ltd.	11,700	239,993
Shimano ORD	800	189,773
Suzuki Motor Co.	4,300	181,980
Toyota Industries Corp.	2,800	242,240
		1,686,771
Consumer Staples (0.8%):
KAO Corp.	4,000	246,129
Seven & i Holdings Co., Ltd.	5,100	243,201
Unicharm Corp.	5,800	233,399
		722,729
Financials (2.8%):
Dai-ichi Life Holdings, Inc.	10,800	197,760
Japan Post Bank Co. Ltd.	29,800	250,301
Japan Post Holdings Co. Ltd.	27,600	226,182
Mizuho Financial Group, Inc.	18,300	261,535
MS&AD Insurance Group Holdings, Inc.	9,000	259,921
Nomura Holdings, Inc.	35,800	182,996
ORIX Corp.	11,700	197,440
Sompo Holdings, Inc.	6,900	255,054
Sumitomo Mitsui Financial Group, Inc.	7,100	244,806
Sumitomo Mitsui Trust Holdings, Inc.	6,900	219,150
Tokio Marine Holdings, Inc.	4,600	211,530
		2,506,675
Health Care (3.3%):
Astellas Pharma, Inc.	16,800	292,578
Chugai Pharmaceutical Co. Ltd.	5,100	202,108
Daiichi Sankyo Co. Ltd.	6,800	146,585
Eisai Co. Ltd.	2,000	196,705
Hoya Corp.	1,700	225,432
Kyowa Kirin Co. Ltd.	8,100	287,307
M3, Inc.	2,000	146,075

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.0%): (continued)
Health Care (3.3%): (continued)
Olympus Corp.	8,900	176,910
Ono Pharmaceutical Co. Ltd.	9,700	216,477
Otsuka Holdings Co. Ltd.	6,600	273,733
Shionogi & Co. Ltd.	4,800	250,241
Sysmex Corp.	2,100	249,550
Terumo Corp.	6,500	263,441
		2,927,142
Industrials (3.4%):
Daikin Industries Ltd.	1,100	204,888
Fanuc Corp.	800	192,978
ITOCHU Corp.	10,800	311,127
Komatsu Ltd.	7,200	178,931
Kubota Corp.	9,800	198,241
Mitsubishi Corp.	10,900	297,130
Mitsubishi Electric Corp.	17,300	251,137
MonotaRO Co., Ltd.	4,700	111,280
Nidec Corp.	1,500	173,861
Secom Co. Ltd.	3,200	243,255
SG Holdings Co. Ltd.	5,900	154,724
SMC Corp.	400	236,406
Toshiba Corp.	4,800	207,634
Toyota Tsusho Corp.	4,700	222,137
		2,983,729
Information Technology (4.0%):
Advantest Corp.	1,600	144,184
Canon, Inc.	6,900	156,101
Fujifilm Holdings Corp.	4,300	318,939
Fujitsu, Ltd.	1,400	262,153
Hitachi, Ltd.	4,300	246,240
Keyence Corp.	400	201,908
Kyocera Corp.	4,200	259,683

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.0%): (continued)
Information Technology (4.0%): (continued)
Murata Manufacturing Co. Ltd.	2,700	206,170
NEC Corp.	3,300	169,932
Nomura Research Institute Ltd.	6,400	211,739
NTT Data Corp.	12,100	188,777
OBIC Co. Ltd.	1,200	223,731
Omron Corp.	2,700	214,143
Renesas Electronics Corp. (a)	12,900	139,475
TDK Corp.	1,400	170,022
Tokyo Electron Ltd.	400	173,136
Yaskawa Electric Corp.	4,000	195,535
		3,481,868
Materials (0.6%):
Asahi Kasei Corp.	17,300	190,085
Nippon Paint Holdings Co. Ltd.	9,600	130,327
Shin-Etsu Chemical Co. Ltd.	1,300	217,447
		537,859
Real Estate (0.9%):
Daiwa House Industry Co. Ltd.	6,800	204,159
Mitsubishi Estate Co. Ltd.	13,300	215,101
Mitsui Fudosan Co. Ltd.	7,600	176,043
Sumitomo Realty & Development Co., Ltd.	5,300	189,422
		784,725
		16,737,912

Korea, Republic Of (5.3%):
Communication Services (0.9%):
Kakao Corp.	1,746	252,751
Naver Corp.	489	181,312
Netmarble Corp.	1,241	147,686
SK Telecom Co. Ltd.	848	240,995
		822,744

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (5.3%): (continued)
Consumer Discretionary (0.6%):
Hyundai Mobis	466	120,846
Hyundai Motor Co.	597	126,982
KIA Motors Corp.	1,571	125,010
LG Electronics, Inc.	717	104,111
		476,949
Consumer Staples (0.5%):
Amorepacific Corp.	734	164,270
LG Household & Health Care Ltd.	149	233,160
		397,430
Financials (0.8%):
Hana Financial Group, Inc.	4,615	188,739
KB Financial Group, Inc.	3,847	190,642
Samsung Life Insurance Co., Ltd.	1,936	137,205
Shinhan Financial Group Co. Ltd.	6,225	224,454
		741,040
Health Care (0.4%):
Celltrion Healthcare Co., Ltd. (a)	970	99,670
Celltrion, Inc. (a)	441	105,159
Samsung Biologics Co., Ltd. (a)	246	183,735
		388,564
Industrials (0.4%):
LG Corp.	1,607	146,285
Samsung C&T Corp.	1,344	162,927
		309,212
Information Technology (0.9%):
Samsung Electro-Mechanics Co., Ltd.	1,026	161,281
Samsung Electronics Co. Ltd.	2,787	199,743
Samsung SDI Co. Ltd.	243	150,634
Samsung SDS Co. Ltd.	1,019	167,420
SK Hynix, Inc.	1,228	139,050
		818,128

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (5.3%): (continued)
Materials (0.6%):
LG Chem Ltd.	172	129,840
Lotte Chemical Corp.	485	113,066
POSCO	602	186,054
POSCO Chemical Co., Ltd.	843	107,808
		536,768
Utilities (0.2%):
Korea Electric Power Corp.	8,462	186,750
		186,750
		4,677,585

Luxembourg (0.4%):
Health Care (0.2%):
Eurofins Scientific SE (a)	1,651	188,697
		188,697
Real Estate (0.2%):
Aroundtown SA	21,256	165,824
		165,824
		354,521

Mexico (0.1%):
Materials (0.1%):
Fresnillo PLC	10,230	109,175
		109,175

Netherlands (2.4%):
Financials (0.6%):
Aegon NV	30,012	124,503
ING Groep NV	11,592	153,103
NN Group NV	4,818	227,234
		504,840
Industrials (0.6%):
Randstad N.V.	2,585	197,679
Wolters Kluwer N.V.	3,243	325,742
		523,421

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Netherlands (2.4%): (continued)
Information Technology (0.6%):
Adyen N.V.(a)	67	163,677
ASM International NV	494	162,236
ASML Holding N.V.	310	212,952
		538,865
Materials (0.6%):
AKZO Nobel N.V	2,376	293,531
Koninklijke DSM N.V.	1,539	287,200
		580,731
		2,147,857

New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp., Ltd.	6,850	148,965
		148,965

Norway (1.9%):
Communication Services (0.3%):
Telenor ASA	14,284	240,827
		240,827
Consumer Staples (0.5%):
Mowi ASA	6,855	174,438
Orkla ASA, Class A	28,242	287,795
		462,233
Energy (0.2%):
Aker BP ASA	5,309	169,272
		169,272
Financials (0.5%):
DNB ASA	8,987	195,901
Gjensidige Forsikring ASA	9,632	212,423
		408,324

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Norway (1.9%): (continued)
Materials (0.4%):
Norsk Hydro ASA	25,708	164,114
Yara International ASA	4,551	239,654
		403,768
		1,684,424

Portugal (0.6%):
Consumer Staples (0.4%):
Jeronimo Martins & Filho SA	16,858	307,399
		307,399
Utilities (0.2%):
EDP - Energias de Portugal SA	37,686	199,723
		199,723
		507,122

Russian Federation (0.4%):
Materials (0.4%):
Evraz PLC	20,007	163,817
Polymetal International PLC	8,002	172,046
		335,863

Singapore (1.7%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	165,900	282,588
		282,588
Consumer Staples (0.2%):
Wilmar International Ltd.	58,400	195,477
		195,477
Financials (1.2%):
DBS Group Holdings Ltd.	13,200	292,690
Oversea-Chinese Banking Corp. Ltd.	41,400	367,993
United Overseas Bank	18,900	362,986
		1,023,669
		1,501,734

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Spain (1.4%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,762	202,963
		202,963
Financials (0.2%):
Caixabank SA	46,558	143,188
		143,188
Health Care (0.2%):
Grifols SA	7,071	191,477
		191,477
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	3,915	104,855
		104,855
Utilities (0.7%):
Endesa SA	11,091	269,040
Iberdrola SA	24,124	294,024
		563,064
		1,205,547

Sweden (6.0%):
Consumer Staples (0.6%):
Essity Aktiebolag, Class B	8,407	278,871
ICA Gruppen AB	5,988	278,767
		557,638
Energy (0.2%):
Lundin Energy AB	5,093	180,251
		180,251
Financials (2.1%):
EQT AB	3,794	137,736
Industrivarden AB, Class C	7,286	266,723
Investor AB, Class B (a)	13,806	318,298
Kinnevik AB, Class B	3,540	141,756
L E Lundbergforetagen AB, Class B	4,556	294,056
Skandinavisk Enskilda Banken AB	18,354	237,159

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (6.0%): (continued)
Financials (2.1%): (continued)
Svenska Handelsbanken AB	20,451	230,813
Swedbank AB, Class A Shares	12,708	236,526
		1,863,067
Industrials (2.1%):
ALFA Laval AB	6,568	232,071
ASSA Abloy AB	7,453	224,576
Atlas Copco AB, Class A Shares	3,550	217,425
Epiroc AB, Class A	9,400	214,246
Nibe Industrier AB, Class B	23,135	243,421
Sandvik AB	6,805	173,871
Skanska AB	8,192	217,353
SKF AB, Class B	6,969	177,491
Volvo AB	8,572	206,295
		1,906,749
Information Technology (0.5%):
Hexagon AB, Class B	16,698	247,476
Telefonaktiebolaget LM Ericsson, Class B	13,483	169,507
		416,983
Materials (0.5%):
Boliden AB	5,084	195,502
Svenska Cellulosa AB SCA, Class B	13,494	221,204
		416,706
		5,341,394

Switzerland (6.9%):
Communication Services (0.5%):
Swisscom AG	814	464,816
		464,816
Consumer Discretionary (0.3%):
CIE Financiere Richemont SA	2,070	250,526
		250,526

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (6.9%): (continued)
Consumer Staples (0.8%):
Barry Callebaut AG	161	374,216
Chocoladefabriken Lindt & Spruengli AG	33	328,395
		702,611
Financials (0.9%):
Julius Baer Group Ltd.	3,262	212,929
Partners Group Holding AG	201	304,542
Swiss Life Holding AG	509	247,402
		764,873
Health Care (0.6%):
Sonova Holding AG	673	253,193
Straumann Holding AG	154	245,568
		498,761
Industrials (1.9%):
ABB Ltd.	9,274	314,714
Geberit AG	505	378,887
Kuehne & Nagel International AG	901	308,386
Schindler Holding AG	978	299,215
SGS SA	122	376,419
		1,677,621
Information Technology (0.5%):
Logitech International SA, Class R	1,414	171,361
Stmicroelectronics N.V.	4,132	149,932
Temenos AG	980	157,436
		478,729
Materials (1.4%):
EMS-Chemie Holding AG	348	341,980
Givaudan SA	75	348,892
Holcim, Ltd.	4,440	266,400
Sika AG	918	300,211
		1,257,483
		6,095,420

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (6.9%):
Communication Services (0.2%):
BT Group PLC (a)	69,892	187,536
		187,536
Consumer Discretionary (0.9%):
Barratt Developments PLC	13,534	130,134
Burberry Group PLC (a)	6,680	190,881
JD Sports Fashion PLC	11,644	148,004
Next PLC (a)	1,568	170,374
Persimmon PLC	3,380	138,284
		777,677
Consumer Staples (0.2%):
Associated British Foods PLC	4,924	150,919
		150,919
Financials (1.9%):
3I Group PLC	13,086	212,305
Admiral Group PLC	6,173	268,432
Hargreaves Lansdown PLC	7,393	162,480
Legal & General Group PLC	38,220	136,174
Lloyds Banking Group PLC	227,007	146,595
London Stock Exchange Group	1,773	195,444
Phoenix Group Holdings PLC	23,431	219,205
Schroders PLC	4,335	210,631
Standard Chartered PLC	21,070	134,345
		1,685,611
Health Care (0.2%):
Smith & Nephew PLC	9,770	211,140
		211,140
Industrials (1.7%):
Ashtead Group PLC	3,533	262,113
Bunzl PLC	8,306	274,450
Ferguson PLC	1,884	261,880

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (6.9%): (continued)
Industrials (1.7%): (continued)
Intertek Group PLC	2,799	214,084
Rentokil Initial PLC	33,619	230,168
Spirax-Sarco Engineering PLC	1,553	292,446
		1,535,141
Information Technology (0.5%):
AVEVA Group PLC	3,319	170,217
Halma PLC	7,216	268,675
		438,892
Materials (1.0%):
Anglo American PLC	3,650	145,013
Croda International PLC	2,790	284,321
Mondi PLC	7,979	209,791
Rio Tinto PLC	2,462	202,576
		841,701
Utilities (0.3%):
SSE PLC	10,766	223,432
		223,432
		6,052,049

United States (0.5%):
Industrials (0.5%):
Waste Connections, Inc.	3,403	406,636
		406,636

Total Common Stocks (Cost $75,389,421)		87,632,396

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2021 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Right (0.0%)†
Spain (0.0%):†
Industrials (0.0%):†
ACS Actividades de Construccion y Servicios SA Expires 07/07/21 @ $0.00(a)	3,915	5,477
		5,477

Total Right (Cost $5,936)		5,477

Total Investments (Cost $75,395,357) — 99.3%		87,637,873
Other assets in excess of liabilities — 0.7%		621,148
NET ASSETS - 100.00%		88,259,021

Percentages indicated are based on net assets as of June 30, 2021.

†	Represents less than 0.05%.
(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index September Future (U.S. Dollar)	9/20/21	4	$460,820	$(7,986)

				$(7,986)

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	June 30, 2021 (Unaudited)

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
ASSETS:
Investments, at value (Cost $44,840,225 and $154,141,374)	$51,427,932	$193,035,472
Cash and cash equivalents	77,928	348,281
Deposits with brokers for futures contracts	64,332	176,148
Interest and dividends receivable	30,773	115,036
Variation margin receivable on open futures contracts	160	660
Total Assets	51,601,125	193,675,597
LIABILITIES:
Payable for investments purchased	791	—
Accrued expenses and other payables: Investment advisory fees	22,272	81,421
Total Liabilities	23,063	81,421
Net Assets	51,578,062	193,594,176
NET ASSETS CONSIST OF:
Capital	$42,179,218	$150,226,549
Total distributable earnings/(loss)	9,398,844	43,367,627
Net Assets	$51,578,062	$193,594,176

Shares Outstanding (unlimited shares authorized, no par value):	1,550,000	5,550,000
Net asset value per share:	$33.28	$34.88

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	June 30, 2021 (Unaudited)

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
ASSETS:
Investments, at value (Cost $120,681,526 and $75,395,357)	$137,783,277	$87,637,873
Foreign currency, at value (Cost $— and $114,304)	—	113,971
Cash and cash equivalents	618,990	287,026
Deposits with brokers for futures contracts	152,057	110,883
Interest and dividends receivable	179,961	93,907
Variation margin receivable on open futures contracts	1,128	311
Reclaims receivable	—	63,735
Total Assets	138,735,413	88,307,706
LIABILITIES:
Payable for investments purchased	—	311
Variation margin payable on open futures contracts	—	3,560
Accrued expenses and other payables: Investment advisory fees	59,495	44,814
Total Liabilities	59,495	48,685
Net Assets	138,675,918	88,259,021
NET ASSETS CONSIST OF:
Capital	$116,366,628	$76,928,820
Total distributable earnings/(loss)	22,309,290	11,330,201
Net Assets	$138,675,918	$88,259,021

Shares Outstanding (unlimited shares authorized, no par value):	4,650,000	3,050,000
Net asset value per share:	$29.82	$28.94

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Six Months Ended June 30, 2021 (Unaudited)

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/ Mid Cap Core ETF
Investment Income:
Dividend income	$351,348	$1,133,553
Interest income	4	6
Foreign tax withholding	(149)	(175)
Total Income	351,203	1,133,384
Expenses:
Investment advisory fees	117,040	457,270
Total Expenses	117,040	457,270
Net Investment Income (Loss)	234,163	676,114
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(16,419)	(518,518)
Net realized gains (losses) from in-kind transactions	5,960,416	10,952,665
Net realized gains (losses) from futures transactions	23,057	63,308
Net change in unrealized appreciation/depreciation on investments	1,215,589	10,632,935
Net change in unrealized appreciation/depreciation on futures transactions	(4,422)	(1,675)
Net realized/unrealized gains on investments	7,178,221	21,128,715
Change in net assets resulting from operations	$7,412,384	$21,804,829

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Six Months Ended June 30, 2021 (Unaudited)

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
Investment Income:
Dividend income	$1,893,518	$1,349,519
Interest income	4	309
Foreign tax withholding	—	(187,162)
Total Income	1,893,522	1,162,666
Expenses:
Investment advisory fees	344,741	235,905
Total Expenses	344,741	235,905
Net Investment Income (Loss)	1,548,781	926,761
Realized/Unrealized Gains (Losses) from Investment Transactions and Foreign Currency Translations:
Net realized gains (losses) from investment transactions and foreign currency translations	(543,063)	1,170,447
Net realized gains (losses) from in-kind transactions	12,684,636	—
Net realized gains (losses) from futures transactions	74,889	34,139
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,224,167	3,997,712
Net change in unrealized appreciation/depreciation on futures transactions	3,247	(10,578)
Net realized/unrealized gains on investments and foreign currency translations	18,443,876	5,191,720
Change in net assets resulting from operations	$19,992,657	$6,118,481

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/Mid Cap Core ETF
	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$234,163	$357,208	$676,114	$1,273,028
Net realized gains (losses) from investment transactions	5,967,054	(59,835)	10,497,455	474,459
Net change in unrealized appreciation/depreciation on investments	1,211,167	5,027,559	10,631,260	20,518,487
Change in net assets resulting from operations	7,412,384	5,324,932	21,804,829	22,265,974
Distributions to Shareholders:
Distributions	(195,886)	(354,462)	(500,803)	(1,388,658)
Change in net assets resulting from distributions to shareholders	(195,886)	(354,462)	(500,803)	(1,388,658)
Change in net assets resulting from capital transactions	12,493,060	16,676,227	8,386,089	8,231,732
Change in net assets	19,709,558	21,646,697	29,690,115	29,109,048
Net Assets:
Beginning of period	31,868,504	10,221,807	163,904,061	134,795,013
End of period	$51,578,062	$31,868,504	$193,594,176	$163,904,061
Capital Transactions:
Proceeds from shares issued	$29,092,000	$30,742,714	$42,501,792	$55,703,050
Cost of shares redeemed	(16,598,940)	(14,066,487)	(34,115,703)	(47,471,318)
Change in net assets resulting from capital transactions	$12,493,060	$16,676,227	$8,386,089	$8,231,732

Share Transactions:
Issued	900,000	1,350,000	1,250,000	2,250,000
Redeemed	(500,000)	(600,000)	(1,000,000)	(1,900,000)
Change in Shares	400,000	750,000	250,000	350,000

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,548,781	$2,589,609	$926,761	$792,655
Net realized gains (losses) from investment transactions	12,216,462	(5,419,293)	1,204,586	(1,932,334)
Net change in unrealized appreciation/depreciation on investments	6,227,414	4,737,334	3,987,134	7,577,195
Change in net assets resulting from operations	19,992,657	1,907,650	6,118,481	6,437,516
Distributions to Shareholders:
Distributions	(1,192,377)	(2,852,134)	(1,070,340)	(838,738)
Change in net assets resulting from distributions to shareholders	(1,192,377)	(2,852,134)	(1,070,340)	(838,738)
Change in net assets resulting from capital transactions	(3,034,980)	29,723,058	11,710,469	42,883,359
Change in net assets	15,765,300	28,778,574	16,758,610	48,482,137
Net Assets:
Beginning of period	122,910,618	94,132,044	71,500,411	23,018,274
End of period	$138,675,918	$122,910,618	$88,259,021	$71,500,411
Capital Transactions:
Proceeds from shares issued	$46,790,027	$43,758,265	$11,710,469	$42,883,359
Cost of shares redeemed	(49,825,007)	(14,035,207)	—	—
Change in net assets resulting from capital transactions	$(3,034,980)	$29,723,058	$11,710,469	$42,883,359

Share Transactions:
Issued	1,600,000	1,900,000	400,000	1,750,000
Redeemed	(1,700,000)	(650,000)	—	—
Change in Shares	(100,000)	1,250,000	400,000	1,750,000

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Small Cap Core ETF
	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
	(Unaudited)

Net Asset Value, Beginning of Period	$27.71	$25.55	$24.73

Investment Activities:
Net Investment Income (Loss)(b)	0.17	0.32	0.02
Net Realized and Unrealized Gains (Losses) on Investments	5.54	2.15	0.82

Total from Investment Activities	5.71	2.47	0.84

Distributions to Shareholders:
Net Investment Income	(0.14)	(0.31)	(0.02)

Total Distributions	(0.14)	(0.31)	(0.02)

Net Asset Value, End of Period	$33.28	$27.71	$25.55

Total Return (excludes sales charge)(c)	20.57%	9.99%	3.39%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.04%	1.45%	0.89%
Net Assets, End of Period (000’s)	$51,578	$31,869	$10,222
Portfolio Turnover(c)	32%	78%	—

Amounts	designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Large/Mid Cap Core ETF
	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
	(Unaudited)

Net Asset Value, Beginning of Period	$30.93	$27.23	$25.16

Investment Activities:
Net Investment Income (Loss)(b)	0.13	0.23	0.21
Net Realized and Unrealized Gains (Losses) on Investments	3.91	3.72	2.04

Total from Investment Activities	4.04	3.95	2.25

Distributions to Shareholders:
Net Investment Income	(0.09)	(0.25)	(0.18)

Total Distributions	(0.09)	(0.25)	(0.18)

Net Asset Value, End of Period	$34.88	$30.93	$27.23

Total Return (excludes sales charge)(c)	13.11%	14.67%	9.01%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	0.77%	0.88%	1.22%
Net Assets, End of Period (000’s)	$193,594	$163,904	$134,795
Portfolio Turnover(c)	15%	45%	17%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan High Dividend Stock ETF
	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
	(Unaudited)

Net Asset Value, Beginning of Period	$25.88	$26.89	$25.10

Investment Activities:
Net Investment Income (Loss)(b)	0.33	0.57	0.48
Net Realized and Unrealized Gains (Losses) on Investments	3.87	(0.96)(c)	1.74

Total from Investment Activities	4.20	(0.39)	2.22

Distributions to Shareholders:
Net Investment Income	(0.26)	(0.62)	(0.43)

Total Distributions	(0.26)	(0.62)	(0.43)

Net Asset Value, End of Period	$29.82	$25.88	$26.89

Total Return (excludes sales charge)(d)	16.27%	(1.17%)	9.00%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(e)	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	2.33%	2.45%	2.81%
Net Assets, End of Period (000’s)	$138,676	$122,911	$94,132
Portfolio Turnover(d)	26%	68%	23%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan International ETF
	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
	(Unaudited)

Net Asset Value, Beginning of Period	$26.98	$25.58	$24.80

Investment Activities:
Net Investment Income (Loss)(b)	0.34	0.47	0.04
Net Realized and Unrealized Gains (Losses) on Investments	2.00	1.40	0.77

Total from Investment Activities	2.34	1.87	0.81

Distributions to Shareholders:
Net Investment Income	(0.38)	(0.47)	(0.03)

Total Distributions	(0.38)	(0.47)	(0.03)

Net Asset Value, End of Period	$28.94	$26.98	$25.58

Total Return (excludes sales charge)(c)	8.70%	7.66%	3.25%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.62%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.43%	1.98%	1.99%
Net Assets, End of Period (000’s)	$88,259	$71,500	$23,018
Portfolio Turnover(c)	22%	63%	12%

(a) Commencement of operations.

(b) Per share net investment income (loss) has been calculated using the average daily shares method.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

See notes to financial statements.

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, four of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), and Timothy Plan International ETF (“International ETF”) (individually, a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, and the International ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, and Victory International Volatility Weighted BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The remaining series funds are presented in separate annual reports.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Small Cap Core ETF	$250	2.00%

US Large/Mid Cap Core ETF	$500	2.00%

High Dividend Stock ETF	$250	2.00%

International ETF	$4,500	2.00%

* As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

Portfolio securities listed or traded on securities exchanges including, common stocks and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

US Small Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$51,427,932	$–	$–	$51,427,932

Total Investment Securities	51,427,932	–	–	51,427,932

Other Financial Instruments*
Futures Contracts	(764)	–	–	(764)

Total Investments	$51,427,168	$–	$–	$51,427,168

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

US Large/Mid Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$193,035,472	$–	$–	$193,035,472

Total Investment Securities	193,035,472	–	–	193,035,472

Other Financial Instruments*
Futures Contracts	6,772	–	–	6,772

Total Investments	$193,042,244	$–	$–	$193,042,244

High Dividend Stock ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$137,783,277	$–	$–	$137,783,277

Total Investment Securities	137,783,277	–	–	137,783,277

Other Financial Instruments*
Futures Contracts	10,881	–	–	10,881

Total Investments	$137,794,158	$–	$–	$137,794,158

International ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$87,632,396	$–	$–	$87,632,396
Right	5,477	–	–	5,477

Total Investment Securities	87,637,873	–	–	87,637,873

Other Financial Instruments*
Futures Contracts	(7,986)	–	–	(7,986)

Total Investments	$87,629,887	$–	$–	$87,629,887

*Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally at the unrealized appreciation/(depreciation) on the instrument.

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

The Funds did not hold any Level 3 securities during the period.

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Futures Contracts:

During the period ended June 30, 2021, the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposit with broker for futures contracts on the Statement of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin. The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statements of Operations.

Average Notional Value

The table below summarizes the monthly average notional value of futures contracts for the period ended June 30, 2021.

Fund	Average Notional Value
US Small Cap Core ETF	$148,816
US Large/Mid Cap Core ETF	435,515
High Dividend Stock ETF	533,100
International ETF	317,122

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US Small Cap Core ETF	$-	$764
US Large/Mid Cap Core ETF	6,772	-
High Dividend Stock ETF	10,881	-
International ETF	-	7,986

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended June 30, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
	Net realized gains (losses) from futures transactions	Net Change in unrealized appreciation (depreciation) on futures transactions
Equity Risk Exposure:
US Small Cap Core ETF	$23,057	$(4,422)
US Large/Mid Cap Core ETF	63,308	(1,675)
High Dividend Stock ETF	74,889	3,247
International ETF	34,139	(10,578)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.

As of and during the period ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended June 30, 2021 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
Fund	Purchases	Sales	Purchases	Sales
US Small Cap Core ETF	$14,181,185	$14,029,698	$28,890,925	$16,570,022
US Large/Mid Cap Core ETF	26,822,540	26,752,868	42,449,315	34,012,112
High Dividend Stock ETF	34,123,254	33,978,876	46,574,769	49,687,131
International ETF	17,481,629	16,670,440	10,414,526	-

For the period ended June 30, 2021, there were no purchases or sales of U.S. Government Securities.

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd. (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. US Large/Mid Cap Core ETF, US Small Cap Core ETF and High Dividend Stock ETF pay a Management Fee equivalent to 0.52% and International ETF pays a Management Fee equivalent to 0.62% of the Fund’s average daily net assets, computed daily and paid monthly.

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc.

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

(“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Excluded Security Risk

Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies;

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

6. FEDERAL INCOME TAX INFORMATION:

As of the end of its latest tax year ended December 31, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Small Cap Core ETF	$26,427,312	$5,745,281	$(376,567)	$5,368,714
US Large/Mid Cap Core ETF	135,188,792	30,593,749	(2,321,026)	28,272,723
High Dividend Stock ETF	111,467,842	13,841,483	(2,923,804)	10,917,679
International ETF	63,292,619	9,044,187	(1,147,978)	7,896,209

The tax characteristics of distributions paid to shareholders during the year ended December 31, 2020 were as follows:

	Year Ended December 31, 2020
	Distributions Paid From:
Fund	Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
US Small Cap Core ETF	$354,462	$354,462	$354,462
US Large/Mid Cap Core ETF	1,388,658	1,388,658	1,388,658
High Dividend Stock ETF	2,852,134	2,852,134	2,852,134
International ETF	838,738	838,738	838,738

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the end of its latest tax year ended December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*		Total Accumulated Earnings/ (Deficit)
US Small Cap Core ETF	$2,802	$2,802	$(3,189,170)	$5,368,714		$2,182,346
US Large/Mid Cap Core ETF	-	-	(6,209,122)	28,272,723		22,063,601
High Dividend Stock ETF	-	-	(7,408,669)	10,917,679		3,509,010
International ETF	255,278	255,278	(1,871,357)	7,898,139	**	6,282,060

* The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.

** The amount includes $1,930 of unrealized appreciation on foreign currency translation.

At December 31, 2020, the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
US Small Cap Core ETF	$3,189,170	$-	$3,189,170
US Large/Mid Cap Core ETF	3,905,337	2,303,785	6,209,122
High Dividend Stock ETF	5,056,357	2,352,312	7,408,669
International ETF	1,871,357	-	1,871,357

Notes to Financial Statements

Timothy Plan	June 30, 2021 (Unaudited)

As of December 31, 2020, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassifications adjustments were as follows:

Fund	Total Accumulated Earnings/(Loss)	Capital
US Small Cap Core ETF	$(3,136,341)	$3,136,341
US Large/Mid Cap Core ETF	(5,581,253)	(5,581,253)
High Dividend Stock ETF	(941,233)	941,233
International ETF	-	-

7. SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Other Information (Unaudited)

Timothy Plan	June 30, 2021

Premium/Discount Information (Unaudited)

The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares. The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

Proxy Voting and Form N-PORT Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Expense Examples:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire periods presented below.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),

Other Information (Unaudited)

Timothy Plan	June 30, 2021

then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21 - 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21
US Small Cap Core ETF
ETF Shares	$1,000	$1,205.70	$1,022.22	$2.84	$2.61	0.52%
US Large/Mid Cap Core ETF
ETF Shares	$1,000	$1,131.10	$1,022.22	$2.75	$2.61	0.52%
High Dividend Stock ETF
ETF Shares	$1,000	$1,162.70	$1,022.22	$2.79	$2.61	0.52%
International ETF
ETF Shares	$1,000	$1,087.00	$1,021.72	$3.21	$3.11	0.62%

*Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Liquidity Risk Management Program

Timothy Plan Family of Funds	June 30, 2021 (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February, 2021.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Approval of Investment Advisory and Sub-Advisory Agreement

Timothy Plan	June 30, 2021 (Unaudited)

Board Initial Approval of Advisory and Sub-Advisory Agreement

Timothy Partners, Ltd- Investment Advisory Agreement

The annual renewal of the Investment Advisory Agreement (the “IA Agreement”) between the Trust and Timothy Partners, Ltd. (“TPL”), on behalf of the Timothy Plan Large Cap Core ETF, Timothy Plan Small Cap Core ETF, Timothy Plan International ETF, and Timothy Plan High Dividend Stock ETF was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 26, 2021 (the “Meeting”). A description of the material factors considered by the Board in approving the IA Agreement are set forth below.

The Trustees, including the Independent Trustees, noted with approval the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus.

At the Meeting, the Board received and reviewed a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2020, and noted that updated financial statements were provided at each Board Meeting.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the Meeting. The Board considered the fees paid by the Funds to TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services provided to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment manager to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they

Approval of Investment Advisory and Sub-Advisory Agreement

Timothy Plan	June 30, 2021 (Unaudited)

grow. Because ETF’s are unique in their structures, and the fees charged by TPL were so low, economies of scale were not considered to be a relevant consideration. The Board noted with approval that the investment manager of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement would be in the best interests of the Funds’ shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement. All of the considerations discussed above were ratified at the November 16, 2018 Meeting.

Victory Capital Management: Sub-Advisor to the US Large Mid Cap Core ETF, High Dividend Stock ETF, International ETF, and US Small Cap Core ETF.

The Sub-Advisory Agreement between the Trust, TPL and Victory Capital Management (“Victory”), on behalf of the Timothy Plan US Large Mid Cap Core ETF, High Dividend Stock ETF, International ETF, and US Small Cap Core ETF, was renewed by the Board at a meeting held for that purpose, among others, on February 25, 2021. Trust legal counsel informed the Board that all the Trust’s Sub-advisory agreements are dated to accommodate their renewals at the February meeting, and that each is a one-year renewal. He stated that the date of renewal for Victory was precisely the current day (25 Feb). He suggested that to avoid the possibility of the Victory agreement falling beyond the one-year contract period in the future, that the current agreement be renewed until the May 31, 2021 and then renewed again at the May 2021 Board Meeting to facilitate the agreements all being renewed at the February meeting going forward. The Members concurred that the renewal should occur today, and the exercise of renewing it the May 2021 meeting was a prudent action. The Board then considered the following factors in arriving at its conclusions to renew the Victory Sub-Advisory Agreement. First, the Board considered the fees charged by Victory in light of the services provided by Victory. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Victory and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Victory. Next, the Board discussed the nature, extent and quality of Victory’s services to each Fund, including the investment performance of the Funds under

Approval of Investment Advisory and Sub-Advisory Agreement

Timothy Plan	June 30, 2021 (Unaudited)

Victory’s investment management. The Board generally approved of Victory’s performance, noting that the Funds managed by Victory invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Victory did not succumb to “style drift” in its management of each Fund’s assets, and that Victory was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Victory’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Victory’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Victory Sub-Advisory Agreement because Victory was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Victory Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Victory Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Victory Sub-Advisory Agreement renewal. At the Board’s May 21, 2021 Board Meeting, the Victory Sub-Advisory Agreement was renewed to expire on February 28, 2022.

Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at

etf.timothyplan.com	800.846.7526

Item 2. Code of Ethics.

Not applicable __ only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable __ only for annual reports.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Timothy Plan

By (Signature and Title)    /s/Arthur D. Ally

                                            Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Arthur D. Ally

                                            Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date August 24, 2021